BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
Schedule of Bank Borrowings
The Group’s bank borrowings consisted of the following:

	December 31,
	2016	2017
Short-term bank borrowings	$55,582,070	$68,400,950
Long-term bank borrowings, current portion	50,398,250	30,899,168
Total borrowings, current	105,980,320	99,300,118
Long-term bank borrowings, non-current portion	111,948,913	113,588,232
Total	$217,929,233	$212,888,350

Schedule of Long-Term Bank Borrowings
The long-term bank borrowings, including current portion, as of December 31, 2016 and 2017 are comprised of:

	December 31,
	2016	2017
Borrowing from Huaxia Bank	—	3,074,200
Borrowing from Bank of China	33,118,850	—
Borrowing from Chongqing Rural Commercial Bank	129,228,313	141,413,200

Total	$162,347,163	$144,487,400

Schedule of Principal Maturities of Long-term Bank Borrowings
The principal maturities of these long-term bank borrowings as of December 31, 2017 are as follows:

Year ending December 31,	Amount
2018	$30,899,168
2019	35,972,752
2020	33,820,812
2021	24,598,212
2022	15,375,612
2023	3,820,844
Total	$144,487,400